INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pretax income	$ 64,405	$ 52,830	$ 48,968
Statutory tax rate	23.00%	23.00%	23.00%
Tax computed at the ordinary tax rate	$ 14,813	$ 12,151	$ 11,263
Nondeductible expenses (income)	(284)	2,123	(282)
Losses and timing differences in respect of which no deferred taxes assets were recognized	(557)	1,742	446
Tax adjustment in respect of different tax rates	1,087	499	1,202
Adjustment in respect of tax rate deriving from "approved enterprises"	(3,133)	(3,002)	(1,874)
Tax related to previous years	281	(340)	427
Others	1,148	(428)	672
Income tax expense	$ 13,355	$ 12,745	$ 11,854